Condensed Consolidated Statements of Operations (Unaudited) (USD $) In Thousands, unless otherwise specified	2 Months Ended	3 Months Ended	6 Months Ended		3 Months Ended	6 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2011	Jun. 30, 2012	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2011 Predecessor	Jun. 30, 2011 Predecessor	Nov. 01, 2011 Predecessor	Dec. 31, 2010 Predecessor	Dec. 31, 2009 Predecessor
Revenue	$ 190,384	$ 294,468	$ 580,503		$ 282,110	$ 553,610	$ 929,264	$ 1,002,152	$ 918,448
Costs and expenses:
Cost of operations (exclusive of depreciation and amortization below)	117,421	182,565	357,756		173,373	342,026	572,541	612,367	562,636
Development and engineering	5,153	7,971	16,252		8,145	16,130	26,090	30,638	30,539
Sales, marketing, general and administrative	21,778	37,184	72,072		34,095	67,263	111,463	116,947	118,996
Depreciation and amortization	29,094	46,626	91,782		38,934	76,956	128,761	124,721	105,321
Accretion	2,459	8,579	12,346
Transaction related costs	17,857						66,625
Operating income (loss)	(3,378)	11,543	30,295		27,563	51,235	23,784	117,479	100,956
Interest expense, net	29,343	42,902	88,641		12,650	25,275	43,201	61,017	70,171
Loss on extinguishment of debt		21,853	21,853
Other income, net	(5,843)				(2,235)	(3,638)	(8,036)	(9,284)	(519)
Income (loss) before income tax provision (benefit)	(26,878)	(53,212)	(80,199)		17,148	29,598	(11,381)	65,746	31,304
Income tax provision (benefit)	(10,185)	(17,820)	(27,272)	13,095	7,920	13,095	8,201	32,579	17,301
Net income (loss)	(16,693)	(35,392)	(52,927)		9,228	16,503	(19,582)	33,167	14,003
Net income attributable to noncontrolling interest					3,427	6,309	5,109	13,621	4,422
Net income (loss) attributable to Emdeon Inc.	$ (16,693)	$ (35,392)	$ (52,927)		$ 5,801	$ 10,194	$ (24,691)	$ 19,546	$ 9,581